CHANGES IN EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions			1 Months Ended				12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Authorized share capital	R$ 83,327.8	R$ 84,017.6	R$ 80,143.8	R$ 83,327.8	R$ 84,017.6		R$ 80,143.8	R$ 83,327.8	R$ 84,017.6	R$ 75,151.2
Number of shares outstanding	15,750.2	15,744.4	15,753.8	15,750.2	15,744.4		15,753.8	15,750.2	15,744.4
Adjustments for share-based payments							R$ 331.6	R$ 313.9	R$ 387.6
Investment reserve limit percentage of net income							60.00%
Statutory reserve limit percentage of net income							5.00%
Statutory reserve limit of capital stock							20.00%
Statutory reserve supplementation cutoff percentage related to capital stock							30.00%
[custom:InterestOnShareholdersEquityDistributionAmountPerShare]	R$ 0.7623	R$ 0.4702	R$ 0.7302	R$ 0.7623
Interest on shareholders equity distribution						R$ 0.3996	R$ 0.6207	R$ 0.6480
Interest on shareholders equity distribution of dividends					R$ 0.1334
Interest on shareholders equity distribution of dividends					R$ 0.4702
Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Minimum mandatory dividend							40.00%
Authorized Share Capital [Member]
IfrsStatementLineItems [Line Items]
Authorized share capital	R$ 58,130.5	R$ 58,042.5	R$ 58,177.9	R$ 58,130.5	R$ 58,042.5		R$ 58,177.9	R$ 58,130.5	R$ 58,042.5
Number of shares outstanding	15,750.2	15,744.5	15,753.8	15,750.2	15,744.5		15,753.8	15,750.2	15,744.5